                                                [RiverSource Investments logo]


        STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT - AUG. 11, 2006*

RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund (4/24/06)      S-6466-20 AA
RiverSource Variable Portfolio - Mid Cap Value Fund (4/24/06)                      S-6466-20 AA

Effective Aug. 1, 2006, Table 17. Portfolio Managers, has been revised as follows to add a portfolio manager:

                                                 TABLE 17. PORTFOLIO MANAGERS
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
                                             OTHER ACCOUNTS MANAGED (excluding the fund)
                                          -------------------------------------------------
                                                                                                              POTENTIAL
 FUND                                     NUMBER AND TYPE       APPROXIMATE     PERFORMANCE     OWNERSHIP     CONFLICTS  STRUCTURE
                PORTFOLIO MANAGER           OF ACCOUNT*      TOTAL NET ASSETS      BASED        OF FUND          OF         OF
                                                                                ACCOUNTS(a)     SHARES(b)      INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
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
Diversified     Warren Spitz              4 RICS               $8.26 billion     4 RICs           None            (1)       (10)
Equity          Steve Schroll             1 PIV                $0.16 billion
Income          Laton Spahr               1 other account      $0.01 billion
                Paul Stocking(g)
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap         Warren Spitz              4 RICS               $8.95 billion     4 RICs           None            (1)       (10)
Value           Steve Schroll             1 PIV                $0.16 billion
                Laton Spahr               1 other account      $0.01 billion
                Paul Stocking(g)
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

(g) Mr. Stocking began managing the funds Aug. 1, 2006, therefore reporting information is not yet available.

The rest of the section remains the same.












S-6466-82 A (8/06)
*Valid until next update